DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 02, 2018
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant, and Equipment
The estimated useful lives of the Company's property, plant, and equipment are generally as follows:

Estimated Useful Life
Computer equipment	3-5 years
Buildings	10-30 years or term of underlying land lease
Leasehold improvements	Shorter of 5-20 years or lease term
Machinery and equipment	3-5 years

Changes in Deferred Revenue
Changes in the Company's deferred revenue are presented in the following table for the period indicated:

Fiscal Year Ended
February 2, 2018
(in millions)
Deferred revenue:
Deferred revenue at beginning of period	$17,815
Revenue deferrals for new contracts and changes in estimates for pre-existing contracts (a)	21,116
Revenue recognized	(18,115)
Deferred revenue at end of period	$20,816
Short-term deferred revenue	$11,606
Long-term deferred revenue	$9,210
__________________

(a)	Includes the impact of foreign currency exchange rate fluctuations.

Schedule of Impacts to Previously Reported Periods
Consolidated Statement of Income (Loss)

	Fiscal Year Ended
	February 2, 2018			February 3, 2017
	As Reported	Revenue from Contracts with Customers	As Recast	As Reported	Revenue from Contracts with Customers	As Recast
	(in millions, except per share amounts)
Net revenue:
Products	$58,801	$2,450	$61,251	$48,706	$2,351	$51,057
Services	19,859	(2,070)	17,789	12,936	(1,829)	11,107
Total net revenue	78,660	380	79,040	61,642	522	62,164
Cost of net revenue:
Products	50,215	1,218	51,433	42,169	1,219	43,388
Services	8,391	(1,321)	7,070	6,514	(1,387)	5,127
Total cost of net revenue	58,606	(103)	58,503	48,683	(168)	48,515
Gross margin	20,054	483	20,537	12,959	690	13,649
Operating expenses:
Selling, general, and administrative	19,003	(434)	18,569	13,575	(172)	13,403
Research and development	4,384	—	4,384	2,636	—	2,636
Total operating expenses	23,387	(434)	22,953	16,211	(172)	16,039
Operating loss	(3,333)	917	(2,416)	(3,252)	862	(2,390)
Interest and other, net	(2,355)	2	(2,353)	(2,104)	—	(2,104)
Income (loss) before income taxes	(5,688)	919	(4,769)	(5,356)	862	(4,494)
Income tax provision (benefit)	(1,833)	(10)	(1,843)	(1,619)	199	(1,420)
Net income (loss) from continuing operations	(3,855)	929	(2,926)	(3,737)	663	(3,074)
Income (loss) from discontinued operations, net of income taxes	—	—	—	2,019	(103)	1,916
Net income (loss)	(3,855)	929	(2,926)	(1,718)	560	(1,158)
Less: Net income (loss) attributable to non-controlling interests	(127)	50	(77)	(46)	55	9
Net income (loss) attributable to Dell Technologies Inc.	$(3,728)	$879	$(2,849)	$(1,672)	$505	$(1,167)

Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Class V Common Stock - basic	$1.41	0.22	$1.63	$1.44	(0.08)	$1.36
DHI Group - basic	$(7.08)	1.47	$(5.61)	$(8.52)	1.33	$(7.19)
Discontinued operations - DHI Group - basic	$—	—	$—	4.30	(0.22)	$4.08

Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Class V Common Stock - diluted	$1.39	0.22	$1.61	$1.43	(0.08)	$1.35
DHI Group - diluted	$(7.08)	1.46	$(5.62)	$(8.52)	1.33	$(7.19)
Discontinued operations - DHI Group - basic	$—	—	$—	$4.30	(0.22)	$4.08

The following tables present the impact of the new accounting standards to the Company's previously reported financial results.

Selected Captions from the Consolidated Statement of Financial Position

	February 2, 2018			February 3, 2017
	As Reported	Revenue from Contracts with Customers	As Recast	As Reported	Revenue from Contracts with Customers	As Recast
	(in millions)
Assets
Accounts receivable, net	$11,177	$544	$11,721	$9,420	$469	$9,889
Other current assets	$5,054	$827	$5,881	$4,144	$663	$4,807
Other non-current assets	$1,862	$541	$2,403	$1,364	$334	$1,698
Liabilities and Stockholders' Equity
Accrued and other	$7,661	$365	$8,026	$7,119	$287	$7,406
Short-term deferred revenue	$12,024	$(418)	$11,606	$10,265	$(253)	$10,012
Long-term deferred revenue	$10,223	$(1,013)	$9,210	$8,431	$(628)	$7,803
Other non-current liabilities	$6,797	$480	$7,277	$9,339	$491	$9,830
Accumulated deficit	$(9,253)	$2,393	$(6,860)	$(5,609)	$1,514	$(4,095)
Non-controlling interests	$5,661	$105	$5,766	$5,766	$55	$5,821
Selected Captions from the Consolidated Statement of Cash Flows

	Fiscal Year Ended February 2, 2018
	As Reported	Classification of Certain Cash Receipts and Cash Payments	Statement of Cash Flows, Restricted Cash	As Recast
	(in millions)
Change in cash from operating activities	$6,810	$48	$(15)	$6,843
Change in cash from investing activities	$(2,881)	$—	$6	$(2,875)
Change in cash from financing activities	$364	$(48)	$87	$403

Change in cash, cash equivalents, and restricted cash	$4,468	$—	$78	$4,546
Cash, cash equivalents, and restricted cash at beginning of the period	9,474	—	358	$9,832
Cash, cash equivalents, and restricted cash at end of the period	$13,942	$—	$436	$14,378

	Fiscal Year Ended February 3, 2017
	As Reported	Classification of Certain Cash Receipts and Cash Payments	Statement of Cash Flows, Restricted Cash	As Recast
	(in millions)
Change in cash from operating activities	$2,309	$39	$19	$2,367
Change in cash from investing activities	$(31,256)	$—	$20	$(31,236)
Change in cash from financing activities	$31,821	$(39)	$3	$31,785

Change in cash, cash equivalents, and restricted cash	$2,898	$—	$42	$2,940
Cash, cash equivalents, and restricted cash at beginning of the period	6,576	—	316	$6,892
Cash, cash equivalents, and restricted cash at end of the period	$9,474	$—	$358	$9,832